Summary of Significant Accounting Policies (Revenue Recognition) (Details)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Tenant reimbursements period related to certain capital expenditures, minimum (in years)	5 years
Tenant reimbursements period related to certain capital expenditures, maximum (in years)	15 years